Fair Value Measurements - Schedule of Change in Fair Value of Related Party Convertible Notes (Details) - Related party convertible notes [Member] - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024
Schedule of Change in Fair Value of Related Party Convertible Notes [Line Items]
Balance	$ 16,941	$ 3,829	$ 2,133	$ 2,133
Note issuance during the period		3,635	1,449
Loss on extinguishment		4,176
Change in estimated fair value	(1,796)	5,301	247
Conversion into Common stock	(15,145)
Balance		$ 16,941	$ 3,829